DoubleLine Yield Opportunities Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.6%
6,000,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^	05/25/2025	6,032,227
4,355,508	JOL Air Ltd., Series 2019-1-B	4.95%	^	04/15/2044	3,417,658
1,702,708	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	1,608,017
11,327,000	LendingClub Receivables Trust, Series 2020-5A-B	7.50%	^	03/15/2046	11,257,452
880,088	MACH Cayman Ltd., Series 2019-1-B	4.34%	^	10/15/2039	749,745
5,470,649	Mosaic Solar Loan Trust, Series 2017-1A-R1	5.58%	^P/O	06/20/2042	5,285,763
5,300,199	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50%	^	12/15/2027	5,341,148
5,000,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43%	^	05/17/2027	5,066,350
20,000	SoFi Professional Loan Program, Series 2018-C-R1	5.58%	^@Þ	01/25/2048	643,445
1,242,559	START Ireland, Series 2019-1-C	6.41%	^Þ	03/15/2044	777,741
4,691,063	Start Ltd., Series 2018-1-A	4.09%	^	05/15/2043	4,582,108

Total Asset Backed Obligations (Cost $43,702,175)					44,761,654

Bank Loans - 6.7%
3,223,678	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	3,165,926
1,175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	1,182,972
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
2,657,131	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	2,548,189
312,699	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	299,878
1,878,788	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	1,897,106
1,662,051	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	1,665,508
1,337,949	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	1,347,616
908,857	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/21/2024	914,765
1,484,848	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/02/2025	1,481,708
494,872	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	483,646
2,570,000	Cambium Learning Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%, 1.00% Floor)	9.50%		12/18/2026	2,525,025
2,977,500	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	2,994,784
1,200,000	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/15/2027	1,204,500
2,520,000	Curium Bid Corporation, Senior Secured Second Lien Term Loan	8.50%	±	09/10/2028	2,526,300
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	3,842,750
2,493,750	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		09/06/2024	2,496,867
285,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	287,139
1,971,836	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	1,947,810
880,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	889,530
845,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	844,472
2,969,620	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	2,973,332
606,268	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	605,889
470,000	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	471,654
820,000	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/20/2025	826,663
550,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	551,260
400,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	417,426
3,959,698	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	3,895,353
599,861	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	582,240
989,899	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	902,278
2,250,000	Omnitracs, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%)	8.15%		09/22/2028	2,229,615
123,086	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	123,548
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
1,155,937	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	1,160,272
90,977	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	91,318
389,744	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	392,867
260,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		11/19/2027	260,650
350,000	Sabre Global, Inc., Senior Secured First Lien Term Loan	4.75%	±	12/17/2027	351,313
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	8.50%		09/22/2028	757,500
847,879	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.21%		04/16/2026	823,596
3,250,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.90%		07/20/2026	3,274,375
5,000,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	5,066,650
2,750,000	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	2,835,937
2,375,289	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.90%		10/09/2026	2,279,291

Total Bank Loans (Cost $64,284,304)					65,419,518

Collateralized Loan Obligations - 12.2%
1,450,000	Apidos Ltd., Series 2018-18A-E (3 Month LIBOR USD + 5.70%, 5.70% Floor)	5.92%	^	10/22/2030	1,341,214
1,000,000	Apidos Ltd., Series 2020-34A-E (3 Month LIBOR USD + 7.25%, 7.25% Floor)	7.49%	^	01/20/2033	1,006,390
1,000,000	Apres Static Ltd., Series 2020-1A-B (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.99%	^	04/15/2028	1,003,768
1,000,000	Apres Static Ltd., Series 2020-1A-C (3 Month LIBOR USD + 4.30%, 4.30% Floor)	4.54%	^	04/15/2028	1,006,556
2,500,000	Apres Static Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.85%, 4.85% Floor)	5.09%	^	04/15/2028	2,509,785
2,300,000	Atrium, Series 15A-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.21%	^	01/23/2031	2,234,028
1,500,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2031	1,499,740
2,000,000	Barings Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.63%	^	10/15/2032	2,014,587
750,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99%	^	10/15/2031	715,936
1,250,000	Canyon Capital Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 3.65%)	3.89%	^	04/15/2029	1,249,990
1,000,000	Canyon Capital Ltd., Series 2020-2A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.61%	^	10/15/2031	1,005,253
1,250,000	Canyon Capital Ltd., Series 2020-1A-C (3 Month LIBOR USD + 3.78%, 3.78% Floor)	4.02%	^	07/15/2028	1,261,488
3,000,000	Cathedral Lake Ltd., Series 2013-1A-BR (3 Month LIBOR USD + 2.30%)	2.54%	^	10/15/2029	2,899,801
500,000	Cathedral Lake Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.70%, 3.70% Floor)	3.94%	^	07/15/2032	500,620
1,068,000	Cathedral Lake Ltd., Series 2019-3A-C1 (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.97%	^	10/20/2032	1,069,510
2,000,000	CIFC Funding Ltd., Series 2014-4RA-C (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.42%	^	10/17/2030	1,963,379

3,000,000	CIFC Funding Ltd., Series 2015-2A-ER2 (3 Month LIBOR USD + 6.81%, 6.81% Floor)	7.05%	^	04/15/2030	2,983,669
1,500,000	CIFC Funding Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 1.65%)	1.87%	^	04/19/2029	1,455,505
500,000	CIFC Funding Ltd., Series 2016-1A-D2R (3 Month LIBOR USD + 4.43%)	4.64%	^	10/21/2031	502,930
3,000,000	CIFC Funding Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.24%	^	07/15/2032	3,020,043
2,000,000	CIFC Funding Ltd., Series 2020-1A-E (3 Month LIBOR USD + 7.08%, 7.08% Floor)	7.32%	^	07/15/2032	2,005,400
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (3 Month LIBOR USD + 6.85%, 6.85% Floor)	0.00%	^	01/15/2034	1,500,000
1,000,000	Dryden Ltd., Series 2020-77A-C (3 Month LIBOR USD + 3.70%, 3.70% Floor)	3.92%	^	05/20/2031	1,005,508
2,000,000	Dryden Ltd., Series 2020-77A-D1 (3 Month LIBOR USD + 5.14%, 5.14% Floor)	5.36%	^	05/20/2031	2,019,169
3,000,000	Flatiron Ltd., Series 2018-1A-C (3 Month LIBOR USD + 1.70%, 1.70% Floor)	1.92%	^	04/17/2031	2,917,427
2,250,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.07%	^	04/20/2030	2,176,642
5,000,000	GoldenTree Loan Management Ltd., Series 2019-6A-E (3 Month LIBOR USD + 5.22%, 5.22% Floor)	5.44%	^	01/20/2033	4,531,329
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.12%	^	10/20/2029	1,432,801
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%)	5.32%	^	02/05/2031	893,597
2,000,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.74%	^	10/15/2030	1,823,339
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	5.42%	^	10/20/2027	955,286
2,500,000	Madison Park Funding Ltd., Series 2019-36A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.99%	^	01/15/2033	2,502,695
3,000,000	Madison Park Funding Ltd., Series 2020-45A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.27%	^	07/15/2031	3,010,442
1,500,000	Madison Park Funding Ltd., Series 2020-45A-E (3 Month LIBOR USD + 7.40%, 7.40% Floor)	7.67%	^	07/15/2031	1,506,174
750,000	Magnetite Ltd., Series 2020-26A-D (3 Month LIBOR USD + 4.56%)	4.80%	^	07/15/2030	755,803
1,000,000	Magnetite Ltd., Series 2020-28A-E (3 Month LIBOR USD + 7.08%, 7.08% Floor)	7.30%	^	10/25/2031	1,000,103
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	5.64%	^	01/15/2028	2,400,663
5,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-E (3 Month LIBOR USD + 7.80%)	8.02%	^	01/20/2033	5,070,350
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.73%	^	10/20/2032	1,513,522
500,000	OCP Ltd., Series 2020-19A-D (3 Month LIBOR USD + 4.47%, 4.47% Floor)	4.79%	^	07/20/2031	504,019
3,105,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	2.12%	^	01/22/2030	3,058,131
1,460,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	3.72%	^	03/17/2030	1,461,838
4,000,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.79%, 6.79% Floor)	7.01%	^	07/20/2032	3,998,601
500,000	Octagon Investment Partners Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.88%, 4.88% Floor)	5.10%	^	04/20/2031	505,756
1,000,000	Octagon Investment Partners Ltd., Series 2020-3A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.23%	^	10/20/2031	1,007,945
2,700,000	Octagon Investment Partners Ltd., Series 2020-3A-E (3 Month LIBOR USD + 7.66%, 7.66% Floor)	7.89%	^	10/20/2031	2,727,718
3,200,000	Octagon Loan Funding Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.42%	^	11/18/2031	3,178,420
2,500,000	OHA Credit Partners Ltd., Series 2012-7A-DR (3 Month LIBOR USD + 4.20%)	4.42%	^	11/20/2027	2,510,234
2,500,000	Sound Point Ltd., Series 2014-3RA-C (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.46%	^	10/23/2031	2,442,602
1,000,000	Sound Point Ltd., Series 2019-4A-D (3 Month LIBOR USD + 4.11%, 4.11% Floor)	4.35%	^	01/15/2033	1,002,186
2,000,000	Sound Point Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.70%, 4.70% Floor)	5.02%	^	07/20/2030	2,015,101
4,000,000	Sound Point Ltd., Series 2020-2A-E (3 Month LIBOR USD + 7.24%, 7.24% Floor)	7.48%	^	10/25/2031	4,033,579
2,000,000	TICP Ltd., Series 2017-9A-D (3 Month LIBOR USD + 2.90%)	3.12%	^	01/20/2031	1,950,956
1,000,000	Treman Park Ltd., Series 2015-1A-DRR (3 Month LIBOR USD + 2.65%, 2.65% Floor)	2.87%	^	10/20/2028	979,344
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.37%	^	07/20/2032	2,999,204
4,000,000	Venture Ltd., Series 2015-20A-CR (3 Month LIBOR USD + 1.90%)	2.14%	^	04/15/2027	3,954,627
2,600,000	Venture Ltd., Series 2018-31A-C1 (3 Month LIBOR USD + 1.95%, 1.95% Floor)	2.17%	^	04/20/2031	2,516,122
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%)	6.26%	^	06/07/2030	1,253,601
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.54%	^	01/15/2032	1,976,387
1,000,000	Voya Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	4.55%	^	07/16/2031	1,007,308
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.72%	^	07/20/2030	961,808
2,500,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	6.64%	^	10/15/2030	2,381,583

Total Collateralized Loan Obligations (Cost $111,412,957)					118,691,512

Foreign Corporate Bonds - 25.6%
800,000	ABM Investama Tbk PT	7.13%		08/01/2022	710,999
921,817	Aeropuertos Argentina S.A. (PIK 9.38%)	9.38%	^	02/01/2027	801,981
1,000,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	822,510
4,731,000	AES Dominicana	7.95%		05/11/2026	4,902,499
4,700,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	5,175,875
2,000,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75%	†	05/25/2025	2,095,000
2,780,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88%	†	07/31/2024	2,940,716
4,300,000	AI Candelaria Spain SLU	7.50%		12/15/2028	5,020,293
6,000,000	Air Canada Class C Pass Through Trust	10.50%	^	07/15/2026	6,391,780
2,881,000	AJE Corporation B.V.	6.50%		05/14/2022	2,879,588
500,000	Alpha Holdings S.A.	10.00%		12/19/2022	429,375
1,000,000	Alpha Holdings S.A.	9.00%	^	02/10/2025	738,500
2,500,000	Alpha Holdings S.A.	9.00%		02/10/2025	1,846,250
4,000,000	Altice France S.A.	6.00%	^	02/15/2028	4,058,340
4,000,000	AMS AG	7.00%	^	07/31/2025	4,352,500
3,500,000	ARD Finance S.A. (PIK 7.25%)	6.50%	^	06/30/2027	3,740,625
1,768,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	1,800,814
4,800,000	Bayan Resources Tbk PT	6.13%		01/24/2023	4,934,749
2,000,000	Braskem Finance Company	7.13%		07/22/2041	2,307,500
200,000	Braskem Finance Ltd.	7.38%	†	01/08/2021	205,361
4,185,000	Braskem Idesa S.A.P.I.	7.45%		11/15/2029	3,933,900
2,350,000	Braskem Netherlands Finance B.V.	5.88%		01/31/2050	2,434,036
1,000,000	C&W Senior Financing DAC	7.50%		10/15/2026	1,066,775
2,500,000	C&W Senior Financing DAC	6.88%		09/15/2027	2,703,425
1,000,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	4.96%	†	03/31/2021	945,000
2,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	2,575,524
2,200,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	2,322,650
200,000	Central China Real Estate Ltd.	7.25%		04/24/2023	205,375
4,650,000	Central China Real Estate Ltd.	7.25%		07/16/2024	4,696,565
2,866,000	CIFI Holdings Group Company Ltd. (5 Year CMT Rate + 8.57%)	5.38%	†	08/24/2022	2,916,213
1,874,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	2,196,562
2,000,000	Connect Finco LLC	6.75%	^	10/01/2026	2,157,140
3,000,000	Cosan Overseas Ltd.	8.25%		11/29/2049	3,093,780
5,000,000	Credito Real S.A.B. de C.V.	9.50%		02/07/2026	5,437,550

2,700,000	Credivalores-Crediservicios S.A.	9.75%		07/27/2022	2,169,518
1,400,000	Credivalores-Crediservicios S.A.	8.88%		02/07/2025	1,053,500
1,000,000	Credivalores-Crediservicios SAS	8.88%	^	02/07/2025	752,500
1,000,000	CSN Islands Corporation	6.75%	^	01/28/2028	1,084,000
2,700,000	CSN Islands Corporation	6.75%		01/28/2028	2,926,800
2,675,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	2,444,308
3,015,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	2,721,188
200,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	242,600
1,900,000	FS Luxembourg Sarl	10.00%	^	12/15/2025	2,060,075
8,000,000	Garda World Security Corporation	9.50%	^	11/01/2027	8,873,520
1,500,000	Geopark Ltd.	6.50%		09/21/2024	1,560,000
3,000,000	Geopark Ltd.	5.50%		01/17/2027	3,007,530
2,812,000	Gilex Holding Sarl	8.50%		05/02/2023	2,936,811
2,217,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,513,125
1,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	690,010
784,000	Grupo KUO S.A. De C.V.	5.75%		07/07/2027	824,572
750,000	HTA Group Ltd.	7.00%	^	12/18/2025	811,425
3,300,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,664,650
3,800,000	Indika Energy Capital III Pte Ltd.	5.88%		11/09/2024	3,914,000
500,000	Indika Energy Capital IV Pte Ltd.	8.25%	^	10/22/2025	541,986
600,000	Intelligent Packaging Ltd.	6.00%	^	09/15/2028	617,625
500,000	JSL Europe S.A.	7.75%		07/26/2024	527,505
4,600,000	Kosmos Energy Ltd.	7.13%		04/04/2026	4,472,764
6,500,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	6,660,875
1,030,000	Kronos Acquisition Holdings, Inc.	7.00%	^	12/31/2027	1,080,362
2,500,000	Latam Finance Ltd.	7.00%	Ω	03/01/2026	1,266,875
2,300,000	MARB BondCo PLC	7.00%		03/15/2024	2,360,398
1,800,000	Medco Bell Pte Ltd.	6.38%		01/30/2027	1,845,900
1,000,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	1,025,500
1,500,000	Medco Oak Tree Pte Ltd.	7.38%		05/14/2026	1,616,368
900,000	Metinvest B.V.	8.50%		04/23/2026	1,014,750
3,900,000	Metinvest B.V.	7.75%		10/17/2029	4,284,384
500,000	Millicom International Cellular S.A.	4.50%	^	04/27/2031	540,625
1,000,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	1,051,260
3,500,000	Network i2i Ltd. (5 Year CMT Rate + 4.27%)	5.65%	†	01/15/2025	3,729,250
1,500,000	Nexa Resources S.A.	5.38%		05/04/2027	1,669,515
500,000	Nexa Resources S.A.	6.50%	^	01/18/2028	590,313
4,550,000	Oi S.A. (PIK 4.00%)	10.00%		07/27/2025	4,845,796
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	3,448,526
1,000,000	Operadora de Servicios Mega S.A. de C.V.	8.25%	^	02/11/2025	1,044,375
4,500,000	Peru LNG S.R.L.	5.38%		03/22/2030	4,020,750
2,900,000	Puma International Financing S.A.	5.00%		01/24/2026	2,813,000
3,900,000	RKP Overseas Finance Ltd.	7.95%	†	02/17/2022	3,906,209
1,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75%	†	11/18/2024	1,000,500
2,000,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	2,040,006
2,900,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	2,907,250
1,800,000	Sasol Financing USA LLC	5.88%		03/27/2024	1,917,450
1,400,000	Sasol Financing USA LLC	6.50%		09/27/2028	1,523,200
2,630,300	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	2,982,589
1,100,000	TBLA International Pte Ltd.	7.00%		01/24/2023	1,113,695
4,335,000	Tecnoglass, Inc.	8.20%		01/31/2022	4,534,518
4,700,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	4,829,250
3,020,000	Tervita Corporation	11.00%	^	12/01/2025	3,259,516
1,000,000	Transportadora de Gas del Sur S.A.	6.75%		05/02/2025	920,010
3,000,000	TV Azteca SAB	8.25%		08/09/2024	1,698,435
900,000	UEP Penonome II SA	6.50%	^	10/01/2038	939,843
2,200,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	2,112,000
2,550,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	2,467,125
2,600,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	2,808,026
4,700,000	UPL Corporation Ltd. (5 Year CMT Rate + 3.87%)	5.25%	†	02/27/2025	4,652,295
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	1,900,000
4,000,000	Vertical Holding Company GMBH	7.63%	^	07/15/2028	4,367,500
4,350,000	Walnut Bidco PLC	9.13%		08/01/2024	4,618,004
4,600,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	4,950,743

Total Foreign Corporate Bonds (Cost $222,287,996)					248,606,748

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.3%
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,943,750

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $2,165,020)					2,943,750

Non-Agency Commercial Mortgage Backed Obligations - 26.3%
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.16%	^	06/15/2035	1,270,708
5,000,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.51%	^	09/15/2036	4,564,890
18,317,000	BANK, Series 2018-BN12-XE	1.50%	#^I/O	05/15/2061	1,649,482
6,978,000	BANK, Series 2018-BN12-XF	1.50%	#^I/O	05/15/2061	606,960
20,061,456	BANK, Series 2018-BN12-XG	1.50%	#^I/O	05/15/2061	1,553,619
18,522,000	BANK, Series 2019-BN16-XF	1.14%	#^I/O	02/15/2052	1,406,209
9,261,000	BANK, Series 2019-BN16-XG	1.14%	#^I/O	02/15/2052	690,074
4,631,000	BANK, Series 2019-BN16-XH	1.14%	#^I/O	02/15/2052	331,811
6,366,937	BANK, Series 2019-BN16-XJ	1.14%	#^I/O	02/15/2052	407,121
10,000,000	BBCMS Mortgage Trust, Series 2018-RRI-F (1 Month LIBOR USD + 4.65%, 4.65% Floor)	4.81%	^	02/15/2033	10,002,188
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.61%	#^	04/15/2053	2,685,799
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.81%	#^	07/15/2051	6,654,955

2,975,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41%	^	07/15/2034	2,931,299
5,100,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41%	^	07/15/2034	4,967,881
5,481,000	BX Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	5,463,861
1,042,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.87%	#	05/10/2058	1,101,748
3,563,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.20%	#	11/10/2049	3,501,552
3,425,000	Citigroup Commercial Mortgage Trust, Series 2018-C6-D	5.07%	#^	11/10/2051	3,348,167
5,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.81%	^	12/15/2036	4,366,418
1,853,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT-E	4.74%	#^	01/10/2036	1,879,736
11,214,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-E	2.60%	^	02/15/2053	8,234,084
74,547,612	Comm Mortgage Trust, Series 2013-CR13-XA	0.75%	#I/O	11/10/2046	1,431,441
2,500,000	Comm Mortgage Trust, Series 2015-CR24-C	4.38%	#	08/10/2048	2,570,127
4,021,000	Comm Mortgage Trust, Series 2016-CR28-D	3.89%	#	02/10/2049	3,929,214
3,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.54%	#	08/10/2048	3,117,628
2,547,000	Commercial Mortgage Trust, Series 2018-COR3-C	4.56%	#	05/10/2051	2,678,791
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.95%	#^	01/15/2049	4,817,628
108,869,708	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.87%	#I/O	09/15/2050	3,019,088
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-D	2.50%	^	03/15/2053	2,232,152
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50%	^	03/15/2053	2,103,641
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.11%	#^I/O	03/15/2053	1,110,745
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	4.65%	^	12/15/2030	6,053,321
5,000,000	CSMC Trust, Series 2020-WHHQ-A (1 Month LIBOR USD + 3.42%, 4.42% Floor)	4.42%	^	02/10/2023	5,022,419
4,400,000	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.41%	^	08/15/2035	4,076,895
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	3.57%	^	08/15/2035	3,646,181
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.64%	#^	06/05/2035	1,761,341
4,622,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.35%	#	05/10/2049	4,358,053
5,000,000	Exantas Capital Corporation, Series 2020-RSO8-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.95%	^	03/15/2035	4,742,925
3,505,144	FREMF Mortgage Trust, Series 2016-KF13-B (1 Month LIBOR USD + 7.50%)	7.65%	^	11/25/2025	3,636,299
2,074,815	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	7.83%	^	02/25/2023	2,116,522
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	6.79%	^	03/25/2026	2,018,090
1,447,466	FREMF Mortgage Trust, Series 2016-KF17-B (1 Month LIBOR USD + 5.84%, 5.84% Floor)	5.99%	^	04/25/2023	1,447,919
2,375,960	FREMF Mortgage Trust, Series 2016-KF19-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.65%	^	06/25/2023	2,374,615
1,242,131	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	5.30%	^	09/25/2023	1,239,196
5,228,893	FREMF Mortgage Trust, Series 2016-KSW1-B (1 Month LIBOR USD + 5.95%)	6.10%	^	02/25/2026	5,334,678
8,316,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.89%	^	12/15/2036	7,542,370
4,867,382	GS Mortgage Securities Corporation Trust, Series 2018-HULA-G (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	07/15/2025	4,384,613
3,064,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	2,303,323
3,578,000	GS Mortgage Securities Trust, Series 2015-GC32-C	4.42%	#	07/10/2048	3,793,516
7,878,318	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.22%	#I/O	10/10/2049	441,978
5,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON-E	4.61%	#^	07/05/2031	5,089,227
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	4.21%	^	07/15/2036	3,667,132
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50%	#^I/O	07/15/2036	14,896
33,823,713	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.63%	#I/O	09/15/2047	648,982
2,700,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.15%	#	10/15/2048	2,583,303
4,000,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.74%	#	06/15/2051	4,348,234
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.43%	#I/O	05/13/2053	932,040
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	1.98%	#^I/O	05/13/2053	1,558,328
600,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	567,027
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	4,235,931
3,250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70%	^	11/15/2052	2,638,205
5,000,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-D	3.31%	^	09/13/2031	4,913,385
30,294	Morgan Stanley Capital Trust, Series 2006-IQ11-B	5.99%	#	10/15/2042	30,139
7,768,881	Morgan Stanley Capital Trust, Series 2007-HQ13-AJ	6.32%	#	12/15/2044	7,817,436
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00%	^	12/15/2051	1,512,359
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.81%	^	05/15/2036	3,376,681
5,201,467	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41%	^	08/15/2034	5,125,529
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 3.95%, 4.04% Floor)	4.11%	^	11/11/2034	3,719,354
3,464,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	3,748,836
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50%	#^	12/15/2050	4,041,325
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.58%	#	12/15/2050	5,442,367
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.27%	#	12/15/2051	2,639,054
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	5.00%	^	02/15/2032	4,298,669
3,976,236	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.10%	#^	10/15/2044	3,714,027
2,053,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-D	4.76%	#^	10/15/2045	2,060,640
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.09%	#	05/15/2048	7,663,653
4,554,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.70%	#	12/15/2048	4,234,102
195,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	200,361
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12%	^	03/15/2059	1,802,129
16,848,431	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-XA	1.02%	#I/O	10/15/2052	1,174,630

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $236,640,605)					254,721,252

Non-Agency Residential Collateralized Mortgage Obligations - 14.3%
11,471,630	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.26%		10/25/2036	6,450,334
7,405,285	Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.00% Cap)	0.69%		08/25/2035	5,052,023
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87%	^	11/17/2037	10,205,232
9,956,000	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%)	4.25%	^	07/25/2039	10,064,220
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%)	3.55%	^	10/25/2039	3,873,856
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.90%	#^	05/25/2065	9,946,767
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	5.73%	#^	09/27/2060	1,474,773
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45%	#^	05/25/2065	8,395,588
1,500,000	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44%	^§	08/25/2025	1,511,654
7,834,054	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.35%		06/25/2037	3,785,137
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.46%	#^	05/24/2060	4,238,106
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.46%	#^	05/24/2060	2,852,455

11,750,000	Progress Residential Trust, Series 2019-SFR2-G	5.09	% ^	05/17/2036	12,203,926
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% ^	09/17/2036	4,004,373
5,000,000	PRPM LLC, Series 2020-3-A2	5.07	% ^§	09/25/2025	5,032,802
5,464,864	TBW Mortgage-Backed Trust, Series 2007-2-A1A	5.96	% #	07/25/2037	2,768,193
11,983,998	VCC Trust, Series 2020-MC1-A	4.50	% #^	06/25/2045	11,978,259
1,500,000	Velocity Commercial Capital Loan Trust, Series 2016-1-M5	8.66	% #^	04/25/2046	1,553,023
1,000,000	Velocity Commercial Capital Loan Trust, Series 2016-2-M4	7.23	% #	10/25/2046	1,020,047
255,000	Velocity Commercial Capital Loan Trust, Series 2016-2-M5	8.24	% #	10/25/2046	265,173
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% #^	05/25/2060	2,534,517
3,035,000	Verus Securitization Trust, Series 2020-3-B1	4.92	% #^	04/25/2060	3,065,010
3,478,000	Verus Securitization Trust, Series 2020-3-B2	5.19	% #^	04/25/2060	3,522,247
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% #^	05/25/2065	5,131,472
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% #^	03/25/2060	1,290,355
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% #^	03/25/2060	3,358,634
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% #^	03/25/2065	9,344,339
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% #^	04/25/2065	3,447,136

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $130,258,094)					138,369,651

US Corporate Bonds - 21.3%
5,385,000	Acrisure LLC	8.13	% ^	02/15/2024	5,713,270
5,130,000	Alliant Holdings Intermediate LLC	6.75	% ^	10/15/2027	5,497,770
7,425,000	Allied Universal Holding Company	9.75	% ^	07/15/2027	8,106,169
1,500,000	AMC Merger, Inc.	8.00	% ^	05/15/2025	1,272,967
425,000	Arches Buyer, Inc.	6.13	% ^	12/01/2028	439,694
4,000,000	Argos Merger Sub, Inc.	7.13	% ^	03/15/2023	4,003,600
1,775,000	Austin BidCo, Inc.	7.13	% ^	12/15/2028	1,855,984
2,000,000	Banff Merger Sub, Inc.	9.75	% ^	09/01/2026	2,162,440
535,000	Boxer Parent Company, Inc.	7.13	% ^	10/02/2025	581,485
5,330,000	Carnival Corporation	11.50	% ^	04/01/2023	6,170,941
595,000	Carnival Corporation	7.63	% ^	03/01/2026	649,362
890,000	Community Health Systems, Inc.	6.00	% ^	01/15/2029	962,544
800,000	Clarios Global LP	6.75	% ^	05/15/2025	863,256
1,365,000	CSI Compressco LP	7.50	% ^	04/01/2025	1,294,900
3,895,000	Dealer Tire LLC	8.00	% ^	02/01/2028	4,113,412
1,320,000	Delta Air Lines, Inc.	7.00	% ^	05/01/2025	1,524,886
2,010,000	Eldorado Resorts, Inc.	6.25	% ^	07/01/2025	2,143,173
4,000,000	Eldorado Resorts, Inc.	8.13	% ^	07/01/2027	4,433,310
5,583,000	Embarq Corporation	8.00%		06/01/2036	6,896,819
2,505,000	EQM Midstream Partners LP	6.50	% ^	07/01/2027	2,824,262
4,500,000	Flex Acquisition Company, Inc.	6.88	% ^	01/15/2025	4,578,750
1,500,000	Flex Acquisition Company, Inc.	7.88	% ^	07/15/2026	1,579,980
3,000,000	Flexential Intermediate Corporation	11.25	% ^	08/01/2024	3,144,375
825,000	Frontier Communications Corporation	5.88	% ^	10/15/2027	893,578
1,200,000	Frontier Communications Corporation	6.75	% ^	05/01/2029	1,286,250
3,000,000	Illuminate Buyer LLC	9.00	% ^	07/01/2028	3,303,750
3,000,000	IRB Holding Corporation	7.00	% ^	06/15/2025	3,282,825
1,888,677	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	2,028,661
1,010,000	LBM Acquisition LLC	6.25	% ^	01/15/2029	1,052,627
7,050,000	Lions Gate Capital Holdings LLC	6.38	% ^	02/01/2024	7,248,211
6,000,000	Live Nation Entertainment, Inc.	5.63	% ^	03/15/2026	6,159,000
1,420,000	Mileage Plus Holdings LLC	6.50	% ^	06/20/2027	1,529,162
2,005,000	National FINL Partners Corporation	6.88	% ^	08/15/2028	2,143,205
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,787,113
215,000	OPE KAG Finance Sub, Inc.	7.88	% ^	07/31/2023	215,784
6,750,000	Ortho-Clinical Diagnostics, Inc.	7.25	% ^	02/01/2028	7,133,906
1,000,000	Par Petroleum LLC	12.88	% ^	01/15/2026	1,079,750
1,500,000	PBF Holding Company LLC	9.25	% ^	05/15/2025	1,473,187
1,250,000	Performance Food Group, Inc.	6.88	% ^	05/01/2025	1,342,969
4,250,000	PowerTeam Services LLC	9.03	% ^	12/04/2025	4,739,217
5,250,000	Prime Security Services Borrower LLC	6.25	% ^	01/15/2028	5,643,750
690,000	Providence Service Corporation	5.88	% ^	11/15/2025	730,969
7,250,000	Radiology Partners, Inc.	9.25	% ^	02/01/2028	8,176,550
4,105,000	Realogy Group LLC	7.63	% ^	06/15/2025	4,463,100
2,000,000	Resideo Funding, Inc.	6.13	% ^	11/01/2026	2,110,000
200,000	Sabre Global, Inc.	9.25	% ^	04/15/2025	238,250
3,305,000	Sabre Global, Inc.	7.38	% ^	09/01/2025	3,590,883
2,635,000	SEG Holding LLC	5.63	% ^	10/15/2028	2,786,513
2,500,000	Solera Finance, Inc.	10.50	% ^	03/01/2024	2,593,750
2,968,000	SunCoke Energy Partners Finance Corporation	7.50	% ^	06/15/2025	2,951,899
2,985,000	Tempo Acquisition LLC	6.75	% ^	06/01/2025	3,088,878
780,000	TransDigm, Inc.	8.00	% ^	12/15/2025	863,920
4,798,000	Trident TPI Holdings, Inc.	9.25	% ^	08/01/2024	5,121,865
4,000,000	Triumph Group, Inc.	8.88	% ^	06/01/2024	4,397,500
6,300,000	Triumph Group, Inc.	7.75%		08/15/2025	5,780,250
7,500,000	Uber Technologies, Inc.	8.00	% ^	11/01/2026	8,179,688
1,500,000	Uber Technologies, Inc.	7.50	% ^	09/15/2027	1,651,875
1,785,000	United Natural Foods, Inc.	6.75	% ^	10/15/2028	1,869,752
2,845,000	Univision Communications, Inc.	6.63	% ^	06/01/2027	3,060,580
625,862	US Airways 2012-2 Pass Through Trust - Class B	6.75%		06/03/2021	610,221
4,000,000	Verscend Escrow Corporation	9.75	% ^	08/15/2026	4,342,500
4,000,000	ViaSat, Inc.	6.50	% ^	07/15/2028	4,335,020
2,165,000	Viking Cruises Ltd.	13.00	% ^	05/15/2025	2,591,234
5,000,000	West Street Merger Sub, Inc.	6.38	% ^	09/01/2025	5,134,375
5,000,000	Wolverine Escrow LLC	9.00	% ^	11/15/2026	4,742,125

Total US Corporate Bonds (Cost $193,108,289)					206,567,991

US Government and Agency Mortgage Backed Obligations - 10.1%
9,250,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%)	5.40%	^	01/25/2050	8,854,566
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%, 4.80% Floor)	4.95%	^	02/25/2050	2,788,538
6,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%)	5.73%	^	12/25/2050	6,227,100
1,200,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%)	4.25%	^	03/25/2050	1,220,074
22,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.75%	^	03/25/2050	20,907,286
9,750,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%)	7.48%	^	11/25/2050	10,735,249
14,546,074	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.74%	I/FI/O	09/15/2043	2,715,603
4,973,323	Federal Home Loan Mortgage Corporation, Series 3997-SA (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34%	I/FI/O	02/15/2042	997,806
5,933,484	Federal Home Loan Mortgage Corporation, Series 4091-VI (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/FI/O	11/15/2040	941,010
10,767,650	Federal Home Loan Mortgage Corporation, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	5.99%	I/FI/O	10/15/2042	1,875,789
5,200,438	Federal Home Loan Mortgage Corporation, Series 4643-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/FI/O	01/15/2047	1,119,710
26,190,616	Federal Home Loan Mortgage Corporation, Series 4863-IA	4.50%	I/O	03/15/2045	3,025,236
14,976,996	Federal National Mortgage Association, Series 2012-124-SE (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/FI/O	11/25/2042	3,197,632
16,775,565	Federal National Mortgage Association, Series 2012-84-HS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/FI/O	08/25/2042	3,406,512
10,632,258	Federal National Mortgage Association, Series 2017-69-ES (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/FI/O	09/25/2047	2,181,228
13,009,900	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/FI/O	06/25/2049	2,329,533
49,837,938	Federal National Mortgage Association, Series 2019-M26-X1	0.62%	#I/O	03/25/2030	2,146,575
21,906,347	Federal National Mortgage Association, Series 5004-SD (-1 x Secured Overnight Financing Rate + 6.10%, 6.10% Cap)	6.02%	I/FI/O	08/25/2050	5,097,440
19,344,202	Government National Mortgage Association, Series 2019-22-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/FI/O	02/20/2045	4,001,360
13,723,479	Government National Mortgage Association, Series 2020-21-NS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/FI/O	04/20/2048	2,472,305
13,277,936	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.22%	I/FI/O	07/20/2044	2,303,913
22,401,084	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/FI/O	07/16/2045	4,131,448
8,532,967	Government National Mortgage Association, Series 2020-77-SU (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/FI/O	09/20/2047	1,765,692
48,029,128	Government National Mortgage Association, Series 2020-88-IO	1.09%	#I/O	04/16/2060	3,993,862

Total US Government and Agency Mortgage Backed Obligations (Cost $102,759,192)					98,435,467

Common Stocks - 1.0%
650,000	AGNC Investment Corporation				10,140,000

Total Common Stocks (Cost $8,298,946)					10,140,000

Preferred Stocks - 1.0%
400,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%)	6.13%	†	04/15/2025	9,556,000

Total Preferred Stocks (Cost $8,673,632)					9,556,000

Short Term Investments - 1.5%
4,777,840	First American Government Obligations Fund - Class U	0.04%	◆		4,777,840
4,777,840	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		4,777,840
4,777,840	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		4,777,840

Total Short Term Investments (Cost $14,333,520)					14,333,520

Total Investments - 124.9% (Cost $1,137,924,730) ‡					1,212,547,063
Liabilities in Excess of Other Assets - (24.9)%					(242,071,470)

NET ASSETS - 100.0%					$970,475,593

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

P/O	Principal only security

Þ	Value determined using significant unobservable inputs.

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2020.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Perpetual Maturity

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

I/O	Interest only security

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

◆	Seven-day yield as of December 31, 2020

‡

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $123,548 or 0.0% of net assets.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	26.3%
Foreign Corporate Bonds	25.6%
US Corporate Bonds	21.3%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Collateralized Loan Obligations	12.2%
US Government and Agency Mortgage Backed Obligations	10.1%
Bank Loans	6.7%
Asset Backed Obligations	4.6%
Short Term Investments	1.5%
Common Stocks	1.0%
Preferred Stocks	1.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Other Assets and Liabilities	(24.9)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	26.3%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Collateralized Loan Obligations	12.2%
US Government and Agency Mortgage Backed Obligations	10.1%
Real Estate	4.9%
Asset Backed Obligations	4.6%
Energy	4.1%
Telecommunications	4.0%
Commercial Services	3.8%
Healthcare	3.1%
Finance	3.0%
Aerospace & Defense	2.9%
Electronics/Electric	2.8%
Technology	2.7%
Mining	2.3%
Media	2.1%
Consumer Products	2.1%
Containers and Glass Products	2.0%
Utilities	2.0%
Leisure	1.6%
Insurance	1.6%
Short Term Investments	1.5%
Chemicals/Plastics	1.5%
Building and Development (including Steel/Metals)	1.2%
Chemical Products	1.2%
Automotive	0.9%
Transportation	0.9%
Financial Intermediaries	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Diversified Manufacturing	0.7%
Retailers (other than Food/Drug)	0.5%
Industrial Equipment	0.5%
Food Products	0.4%
Food Service	0.3%
Environmental Control	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Food/Drug Retailers	0.3%
Banking	0.2%
Business Equipment and Services	0.1%
Construction	0.1%
Conglomerates	0.1%
Cosmetics/Toiletries	0.0%	~
Other Assets and Liabilities	(24.9)%

	100.0%

~	Represents less than 0.05% of net assets

CREDIT DEFAULT SWAPS

Reference Entity	Counterparty	Buy/Sell Protection	Financing Rate Paid or Received	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Upfront Payments/ (Receipts)	Value	Unrealized Appreciation (Depreciation)
Markit CMBX.NA.BBB-.9	Morgan Stanley	Buy	Paid	3.00%	Monthly	09/17/2058	(9,000,000)	$2,833,040	$1,065,167	$(1,767,873)

								$2,833,040	$1,065,167	$(1,767,873)

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

1.  Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. During the period, the Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board. The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$19,696,000
Real Estate Investment Trusts	14,333,520
Total Level 1	34,029,520
Level 2
Non-Agency Commercial Mortgage Backed Obligations	254,721,252
Foreign Corporate Bonds	248,606,748
US Corporate Bonds	206,567,991
Non-Agency Residential Collateralized Mortgage Obligations	138,369,651
Collateralized Loan Obligations	118,691,512
US Government and Agency Mortgage Backed Obligations	98,435,467
Bank Loans	65,419,518
Asset Backed Obligations	43,340,468
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2,943,750
Total Level 2	1,177,096,357
Level 3
Asset Backed Obligations	1,421,186
Total Level 3	1,421,186
Total	$1,212,547,063
Other Financial Instruments
Level 1	$-
Total Level 1	-
Level 2
Credit Default Swaps	(1,767,873)
Total Level 2	(1,767,873)
Level 3	-
Total	$(1,767,873)

See the Schedule of Investments for further disaggregation of investment categories.